Annual Total Returns- Vanguard Long-Term Corporate Bond Index Fund (Institutional) [BarChart] - Institutional - Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	11.28%	15.97%	12.30%	(5.87%)	16.76%	(4.63%)	10.61%	12.42%	(6.86%)	23.16%